                                 MARCH 31, 1998
                   DELAWARE GROUP STATE TAX-FREE INCOME TRUST
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED SEPTEMBER 2, 1997

         The following provides updated information in the section of the Statement of Additional Information entitled Performance Information.

         The performance of Class A Shares, Class B Shares and Class C Shares of Tax-Free Pennsylvania Fund, as shown below, is the average annual total return quotations through August 31, 1997. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 3.75% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. The average annual total return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would have been paid if the shares were redeemed at August 31, 1997. The average annual total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at August 31, 1997 and therefore does not reflect the deduction of a CDSC.

                                            Average Annual Total Return
                                            Tax-Free Pennsylvania Fund

                                                    Class B Shares    Class B Shares          Class C Shares      Class C Shares
             Class A Shares(1) Class A Shares(1) (Including Deferred (Excluding Deferred    (Including Deferred (Excluding Deferred
               (at Offer)(2)      (at NAV)           Sales Charge)     Sales Charge)           Sales Charge)       Sales Charge)
               -------------      --------           -------------     -------------           -------------       -------------
1 year ended
8/31/97           3.61%             7.64%              2.79%              6.79%                   5.79%               6.79%

3 years ended
8/31/97           4.95%             6.28%              4.52%              5.43%                   N/A                 N/A

5 years ended
8/31/97           5.25%             6.07%              N/A                N/A                     N/A                 N/A

10 years ended
8/31/97           7.24%             7.66%              N/A                N/A                     N/A                 N/A

15 years ended
8/31/97           9.39%             9.68%              N/A                N/A                     N/A                 N/A

Commencement of
Operations(3)
through 8/31/97   6.44%             6.64%              4.64%              5.44%                   4.24%               4.24%

(1) Performance figures for periods after May 31, 1992 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses.

(2) Effective June 9, 1997, the maximum front-end sales charge was reduced from 4.75% to 3.75%. The above performance numbers are calculated using 3.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

(3) Class A Shares commenced operations on March 23, 1977; Class B Shares commenced operations on May 2, 1994; Class C Shares commenced operations on November 29, 1995.

         The following tables are examples, for purposes of illustration only, of cumulative total return performance for Class A Shares, Class B Shares and Class C Shares of Tax-Free Pennsylvania Fund through August 31, 1997, and of Class A Shares and Class B Shares Tax-Free New Jersey Fund and of Class A Shares of Tax-Free Ohio Fund through February 28, 1998.

                                                     Cumulative Total Return
                                                    Tax-Free Pennsylvania Fund

                                      Class B Shares        Class B Shares       Class C Shares          Class C Shares
                  Class A Shares(1)  (Including Deferred  (Excluding Deferred   (Including Deferred    (Excluding Deferred
                    (at Offer)(2)      Sales Charge)         Sales Charge)        Sales Charge)           Sales Charge)
3 months ended
8/31/97               (1.42%)           (1.77%)                2.23%                 1.23%                   2.23%

6 months ended
8/31/97               (0.75%)(3)        (1.33%)                2.69%                 1.69%                   2.69%

9 months ended
8/31/97               (0.47%)           (1.23%)                2.74%                 1.74%                   2.74%

1 year ended
8/31/97                3.61%             2.79%                 6.79%                 5.79%                   6.79%

3 years ended
8/31/97               15.59%            14.20%                17.18%                  N/A                     N/A

5 years ended
8/31/97               29.15%              N/A                   N/A                   N/A                     N/A

10 years ended
8/31/97              101.23%              N/A                   N/A                   N/A                     N/A

15 years ended
8/31/97              284.47%              N/A                   N/A                   N/A                     N/A

Commencement of
Operations(4)
through 8/31/97      258.18%            16.33%                19.31%                 7.58%                   7.58%


(1) Performance figures for periods after May 31, 1992 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses.

(2) Effective June 9, 1997, the maximum front-end sales charge was reduced from 4.75% to 3.75%. The above performance numbers are calculated using 3.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

(3) For the six months ended August 31, 1997, cumulative total return at net asset value was 3.10%.

(4) Class A Shares commenced operations on March 23, 1977; Class B Shares commenced operations on May 2, 1994; Class C Shares commenced operations on November 29, 1995.

                             Cumulative Total Return
                           Tax-Free New Jersey Fund(1)

                                      Class B Shares        Class B Shares
                  Class A Shares    (Including Deferred  (Excluding Deferred
                    (at Offer)         Sales Charge)         Sales Charge)

3 months ended
2/28/98               (1.34%)           (1.66%)                  2.34%

9/3/97(2)
through 2/28/98        1.88%             0.90%                   4.90%

(1) The Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by Tax-Free New Jersey Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund, excluding each such Class' 12b-1 fees, did not exceed 0.75%, from the commencement of the public offering of the Classes through January 21, 1998. Beginning January 22, 1998, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain of the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed 0.25% (excluding the 12b-1 plan expenses). This waiver and expense limitation will extend through July 31, 1998.

(2)      Commencement of operations.

                             Cumulative Total Return
                              Tax-Free Ohio Fund(1)

                                          Class A Shares
                                            (at Offer)



              3 months ended
              2/28/98                         (0.79%)

              9/3/97(2)
              through 2/28/98                  2.49%

(1) The Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by Tax-Free Ohio Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund, excluding each such Class' 12b-1 fees, did not exceed 0.75%, from the commencement of the public offering of the Classes through January 21, 1998. Beginning January 22, 1998, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain of the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed 0.25% (excluding the 12b-1 plan expenses). This waiver and expense limitation will extend through July 31, 1998.

(2)      Commencement of operations.


         For the 30-day period ended August 31, 1997, the yields of Class A Shares, Class B Shares and Class C Shares of Tax-Free Pennsylvania Fund were 4.35%, 3.69% and 3.60%, respectively. For the 30-day period ended February 28, 1998, the yields of Class A Shares and Class B Shares of Tax-Free New Jersey Fund were 4.54% and 3.96%, respectively and the yield of Class A Shares of Tax-Free Ohio Fund was 4.67%. The yields for Tax-Free New Jersey Fund and Tax-Free Ohio Fund reflect the voluntary waiver and payment of fees by the Manager.

         For the 30-day period ended August 31, 1997, the tax-equivalent yields of Class A Shares, Class B Shares and Class C Shares of Tax-Free Pennsylvania Fund were 6.30%, 5.35% and 5.35%, respectively, assuming a federal income tax rate of 31%. For the 30-day period ended February 28, 1998, the tax-equivalent yields of Class A Shares and Class B Shares of Tax-Free New Jersey Fund were 6.58% and 5.74%, respectively, and the tax-equivalent yield of Class A Shares of Tax-Free Ohio Fund was 6.77%, assuming a federal income tax rate of 31%. The yields for Tax-Free New Jersey Fund and Tax-Free Ohio Fund reflect the voluntary waiver and payment of fees by the Manager.

         The following provides updated information in the section of the Statement of Additional Information entitled Officers and Trustees.

         As of February 28, 1998, the Trust's officers and trustees, as a group, owned approximately 1.12% of the outstanding shares of Class A Shares of Tax-Free Pennsylvania Fund and less than 1% of the outstanding shares of Class B Shares and C Shares of this Fund. As of the same date, the Trust's officers and trustees, as a group, owned and less than 1% of the outstanding shares of each of the Class A Shares, B Shares and C Shares of Tax-Free New Jersey Fund and Tax-Free Ohio Fund.

         As of February 28, 1998, management believes the following accounts held 5% or more of the outstanding shares of Class A Shares, Class B Shares and Class C Shares of each Fund:

Class                 Name and Address of Account                            Share Amount                  Percentage
-----                 ---------------------------                            ------------                  ----------

Tax-Free
Pennsylvania Fund

Class A Shares        Merrill Lynch, Pierce, Fenner & Smith
                      For the Sole Benefit of its Customers
                      Attn: Fund Administration
                      4800 Dear Lake Drive East, 3rd Floor
                      Jacksonville, FL 32246                                 6,651,329                     6.10%

Class B Shares        Merrill Lynch, Pierce, Fenner & Smith
                      For the Sole Benefit of its Customers
                      Attn: Fund Administration
                      4800 Dear Lake Drive East, 3rd Floor
                      Jacksonville, FL 32246                                 267,249                       5.97%

Class C Shares        Christopher Stephano Jr. &
                      Joanne Stephano
                      1152 Thrush Lane
                      Norristown, PA 19403                                   44,744                        14.66%

                      David N. Arms and Janet E. Arms JT WROS
                      2147 Deep Creek Road
                      Perkiomenville, PA 18074                               42,517                        13.93%

                      Francis A Gress
                      1701 Hottle RD
                      Coopersburg, PA 18036                                  17,900                        5.86%

                      Brett K. Young
                      and Beth Ann Young
                      962 Gravel Pike
                      Schwenksville, PA 19473                                15,607                        5.11%




Class                 Name and Address of Account                            Share Amount                  Percentage
-----                 ---------------------------                            ------------                  ----------
Tax-Free New Jersey Fund

Class A Shares        Lincoln National Life Insurance Company
                      c/o Lincoln Investment Management, Inc.
                      200 East Berry Street
                      Fort Wayne IN 46802                                    185,406                       92.63%

Class B Shares        Wheat First Securities, Inc.
                      John A. Lanckowski &
                      Lillian Lanckowski
                      4 Delford Drive
                      North Cape May, NJ 08204                               15,763                        61.46%

                      Jacqueline Small
                      Terry Small
                      118 Vesper Ave.
                      Westmont, NJ 08108                                     4,347                         16.95%

                      Merrill Lynch, Pierce, Fenner & Smith
                      For the Sole Benefit of its Customers
                      Attn: Fund Administration
                      4800 Dear Lake Drive East, 3rd Floor
                      Jacksonville, FL 32246                                 2,932                         11.43%

                      Wanda S. Toman
                      #7 MacArthur Blvd. 912 N
                      Westmont, NJ 08108                                     2,599                         10.13%

Class C Shares        Delaware Management Company, Inc.
                      1818 Market Street
                      Philadelphia, PA 19103                                 1                             100%

Tax-Free Ohio Fund

Class A Shares        Merrill Lynch, Pierce, Fenner & Smith
                      For the Sole Benefit of its Customers
                      Attn: Fund Administration
                      4800 Dear Lake Drive East, 3rd Floor
                      Jacksonville, FL 32246                                 185,546                       89.23%

                      David J. Littell and
                      Mary Ann Littell
                      3804 Long Road
                      Avon, OH 44011                                         13,342                        6.40%



Class                 Name and Address of Account                            Share Amount                  Percentage
-----                 ---------------------------                            ------------                  ----------
Tax-Free Ohio Fund

Class B Shares        Delaware Management Company, Inc.
                      1818 Market Street
                      Philadelphia, PA 19103                                 1                             100%

Class C Shares        Delaware Management Company, Inc.
                      1818 Market Street
                      Philadelphia, PA 19103                                 1                             100%

The following replaces the section of the Statement of Additional Information entitled Financial Statements.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for each Fund and, in its capacity as such, audits the annual financial statements contained in the Trust's Annual Report. Tax-Free Pennsylvania Fund's Statement of Net Assets, Statement of Operations, Statements of Changes in Net Assets, and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended February 28, 1997, are included in the Fund's Annual Report to shareholders. The financial statements, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B. Unaudited financial statements and the notes relating thereto for the six-month period ended August 31, 1998 for Tax-Free Pennsylvania Fund are incorporated by reference from the Semi-Annual Report into Part B. Unaudited financial information for the period September 3, 1997 (date of initial public offering) through February 28, 1998 for the Tax-Free New Jersey Fund and Tax-Free Ohio Fund follows.

Delaware Group State Tax-Free Income Trust
Tax Free New Jersey Fund
Statement of Net Assets
February 28, 1998


                                                                           Principal               Market
                                                                              Amount                Value

Municipal Bonds - 98.97%
Continueing Care / Retirement
Revenue Bonds - 4.03%
New Jersey Economic Development Authority Revenue
Reference First Mortgage The Evergreens 6.00% 10/01/22                       $50,000              $51,857
                                                                                     ---------------------
                                                                                                   51,857
                                                                                     ---------------------
Higher Education Revenue Bonds - 7.82%
New Jersey St. Educational Facilities Authority
(Montclair St. University) Series F 5.40% 7/01/25 (AMBAC)                     30,000               30,459
New Jersey State Education Facilities Authority
(University Medicine & Dentistry) Series B 5.25% 12/01/21 (AMBAC)             50,000               50,185
New Jersey State Educational Facilities Authority-
(Princeton Theological) Series A 5.00% 7/01/22                                20,000               19,998
                                                                                     ---------------------
                                                                                                  100,642
                                                                                     ---------------------
Hospitals Revenue Bonds - 15.26%
New Jersey Health Care Facilities Authority
(Holy Name Hospital) 5.25% 7/01/20 (AMBAC)                                    50,000               50,507
New Jersey Health Care Facilities-
AHS Hospital-Series A 5.00% 7/01/27 (AMBAC)                                  150,000              145,940
                                                                                     ---------------------
                                                                                                  196,447
                                                                                     ---------------------
Housing Revenue Bonds - 3.94%
New Jersey State Housing and Mortgage Finance
Agency AMT - Series A 5.65% 5/01/40 (AMBAC)                                   50,000               50,764
                                                                                     ---------------------
                                                                                                   50,764
                                                                                     ---------------------
Parking Revenue Bonds - 3.13%
Essex County New Jersey IMPT Authority Parking
Facility 5.25% 10/01/27 (MBIA)                                                40,000               40,309
                                                                                     ---------------------
                                                                                                   40,309
                                                                                     ---------------------
Political Subdivision Revenue Bonds - 3.88%
Evesham Township New Jersey 5.00% 9/15/17 (FGIC)                              50,000               49,937
                                                                                     ---------------------
                                                                                                   49,937
                                                                                     ---------------------
Ports & Harbors Revenue Bonds - 3.92%
Delaware River And Bay Authority 5.25% 1/01/26 (FGIC)                         50,000               50,416
                                                                                     ---------------------
                                                                                                   50,416
                                                                                     ---------------------
School Authority/District Revenue Bonds - 9.86%
Freehold Township, New Jersey Board of Education 5.40% 7/15/23 (FSA)          50,000               51,065
Mount Olive Township New Jersey
Board of Education 5.00% 1/15/19 (FGIC)                                       25,000               24,554
*Newark New Jersey Schools 5.30% 9/01/15 (MBIA)                               50,000               51,351
                                                                                     ---------------------
                                                                                                  126,970
                                                                                     ---------------------
Special Utility Revenue Bonds - 3.78%
*Bayonee New Jersey Municipal Utlities Authority
Water Systems 5.00% 1/01/28 (MBIA)                                            50,000               48,636
                                                                                     ---------------------
                                                                                                   48,636
                                                                                     ---------------------
Territorial Revenue Bonds - 27.78%
*Puerto Rico Commonwealth 5.38% 7/01/21 (MBIA)                                50,000               51,254
Puerto Rico Commonwealth Highway & Transportation
Authority (Highway Improvements)Series Y 5.50% 7/01/26                       250,000              255,712
Puerto Rico Industrial Tourist Educational
Medical and Envrionmental Control Facilities
Mennonite General Hospital Series A 5.63% 7/01/27                             50,000               50,638
                                                                                     ---------------------
                                                                                                  357,604
                                                                                     ---------------------


                                                                           Principal               Market
                                                                              Amount                Value


Water & Sewer Revenue Bonds - 15.57%
North Jersey District Water Supply Series A
(Wanaque North Project) 5.13% 11/15/21 (MBIA)                              $ 150,000           $  150,052
Wanaque Borough New Jersey Sewer Authority Sewer
Revenue 5.25% 12/01/21                                                        50,000               50,424
                                                                                     ---------------------
                                                                                                  200,476
                                                                                     ---------------------
Total Municipal Bonds (cost $1,239,893)                                                         1,274,058
                                                                                     ---------------------

Total Market Value of Securities Owned - 98.97%
(cost $1,240,114)                                                                               1,274,058
Receivables and Other Assets Net of Liabilities - 1.03%                                            13,272
                                                                                     ---------------------

Net Assets Applicable to 225,789 Shares Outstanding - 100.00%                                   1,287,330
                                                                                     =====================
Net Asset Value - Tax-Free New Jersey
Fund A Class ($1,140,612 / 200,144 Shares)                                                          $5.70
                                                                                     =====================
Net Asset Value - Tax-Free New Jersey
Fund B Class ($146,274 / 25,644 Shares)                                                             $5.70
                                                                                     =====================
Summary of Abreviations:

AMBAC - Insured by the AMBAC Indemnity Corporation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by the Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association
_________________________________________

Components of Net Assets at February 28, 1998:
Capital Shares (unlimited authorization-no par)                                                 1,245,366
Accumulated net realized gain on investments                                                        8,020
Net unrealized appreciation of investments                                                         33,944
                                                                                     ---------------------
Total Net Assets                                                                                1,287,330
                                                                                     =====================

NET ASSET VALUE AND OFFERING PRICE PER SHARE - TAX FREE
NEW JERSEY FUND A CLASS

Net asset value per share (A)                                                                       $5.70
Sales charge (3.75% of offering price or 3.85% of
amount invested per share) (B)                                                                       0.22
                                                                                     ---------------------
Offering price                                                                                      $5.92
                                                                                     =====================

(A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See How to Buy Shares in the current Prospectus for purchases of $100,000 or more.




Delaware Group State Tax-Free Income Trust
Tax Free Ohio Fund
Statement of Net Assets
February 28, 1998
                                                                                      Principal    Market
                                                                                       Amount       Value

Municipal Bonds 97.95%
Hospitals Revenue Bonds 17.10%
Lorain County Ohio Hospital Revenue
Catholic Healthcare Partners 5.50% 9/1/27 (MBIA)                                      $50,000      $51,591
Montgomery County Ohio Hospital (Grandview Hospital) 5.65% 12/01/12                   100,000      103,198
Puerto Rico Industrial Tourist Educational
Medical and Environmental Control Facilities
(Mennonite General Hospital) Series A 5.625% 7/01/27                                   50,000       50,639
                                                                                                 ---------
                                                                                                   205,428
                                                                                                ----------
Higher Education Revenue Bonds - 12.84%
University of Akron, Ohio 5.25% 1/0/22 (AMBAC)                                         50,000       50,325
Ohio State Higher Educational Facility Revenue
Case Western Reserve University C 5.125% 10/01/17                                      50,000       50,237
University of Cincinnati Ohio
Series T 5.00% 6/01/18                                                                 55,000       53,695
                                                                                                ----------
                                                                                                   154,257
                                                                                                ----------
Continuing Care/Retirement Revenue Bonds -  9.89%
Montgomery County Ohio 6.25% 2/01/22                                                  115,000      118,798
                                                                                                ----------
                                                                                                   118,798
                                                                                                ----------
Pollution Control Revenue Bonds -  8.77%
Ohio State Air Quality Development Authority
Revenue Pollution Control Series B 6.00% 8/01/20                                      100,000      105,403
                                                                                                ----------
                                                                                                   105,403
                                                                                                ----------
Industrial Development Authority Revenue Bonds - 8.75%
Ohio State Air Quality Authority - 97 5.625% 10/01/22 (AMBAC)                         100,000      105,087
                                                                                                ----------
                                                                                                   105,087
                                                                                                ----------
Housing Revenue Bonds - 8.52%
Franklin County Ohio Mortgage Revenue
Briggs/Wedgewood 5.55% 11/20/17 (GNMA)                                                 50,000       50,909
Ohio Housing Finance Agency Mortgage Revenue
Residential-Series C 5.75% 9/01/28 (GNMA)                                              50,000       51,484
                                                                                                ----------
                                                                                                   102,393
Power Authority Revenue Bonds - 6.47%
Cleveland Ohio Public Power Systems Revenue 5.00% 11/15/24 (MBIA)                      80,000       77,698
                                                                                                ----------
                                                                                                    77,698
                                                                                                ----------
City Revenue Bonds - 4.23%
Elyria,Ohio General Obligations 97 5.400% 12/01/22 (FGIC)                              50,000       50,867
                                                                                                ----------
                                                                                                    50,867
                                                                                                ----------
Convention Center/Audit/Stadiums - 4.24%
Cleveland Ohio Cleveland Stadium Project 5.250% 11/15/17 (AMBAC)                       50,000       50,827
                                                                                                ----------
                                                                                                    50,827
                                                                                                ----------
School Authority District - 8.36%
Brecksville-Broadview Heights  Ohio School
District 5.25% 12/01/21 (FGIC)                                                         50,000       50,363
Oak Hills  Ohio Local School District 5.125% 12/01/25 (MBIA)                           50,000       50,098
                                                                                                ----------
                                                                                                   100,461


                                                                                      Principal    Market
                                                                                       Amount       Value

Municipal Bonds 97.95%
Transportation Revenue Bonds - 7.97%
Dayton Ohio Special Facilities Revenue
(Air Freight-F) 6.05% 10/01/09                                                       $ 45,000   $   49,013
Ohio State Turnpike Commission Turnpike Revenue 1996-
Series A 5.50% 02/15/26 (MBIA)                                                        45,000        46,745
                                                                                                ----------
                                                                                                    95,758
                                                                                                ----------
Airports- .81%
Cleveland Ohio Airport Special Revenue (Continental
Airlines Project) 5.375% 9/15/27                                                       10,000        9,775
                                                                                                ----------
                                                                                                     9,775
                                                                                                ----------
Total Municipal Bonds (cost $1,139,281)                                                          1,176,752
                                                                                                ----------


Total Market Value of Securities -97.95%                                                        $1,176,752
(cost $1,139,281)

Receivables and other assets net of liabilities -2.05%                                              24,650
                                                                                                ----------

Net assets applicable to 209,636 Ohio Fund A Class Shares, 1
Ohio Fund B Class Share, and 1 Ohio Fund C Class Shares ($.01 Par
Value) Outstanding; Equivalent to $5.73 Per Share - 100%                                        $1,201,402
                                                                                                ==========


-------------------------
Summary of Abbreviations:
AMBAC - Insured by AMBAC Indemnity Corporation
FGIC - Insured by the Financial Guaranty Insurance Company
GNMA - Insured by the Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association

--------------------------------------------------------------------------------------
Components of Net Assets at February 28, 1998:
Capital Shares (unlimited authorization-no par)                                                  1,158,475
Accumulated net realized gain on investments                                                         5,456
Net unrealized appreciation of investments                                                          37,471
                                                                                                ----------
Total Net Assets                                                                                $1,201,402
                                                                                                ==========

Net asset value and offering price per share Tax-Free Ohio
Fund A Class

Net asset value per share (A)                                                                        $5.73
Sales charge (3.75% of offering price or 3.84% of amount invested per share) (B)                      0.22
                                                                                                ----------
Offering Price                                                                                       $5.95
                                                                                                ==========

(A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See How to Buy Shares in the current Prospectus for purchases of $100,000 or more.

Deleware Group State Tax-Free Income Trust
Statements of Changes in Net Assets

                                                                         Tax-Free          Tax-Free
                                                                        New Jersey           Ohio
                                                                    ----------------    -------------
                                                                             9/3/97*          9/3/97*
                                                                               to               to
                                                                             2/28/98         2/28/98


Increase (decrease) in net assets from operation:
Net investment income                                                       $24,060          $22,660
Net realized gain on investments                                              8,020            5,456
Net change in unrealized appreciation/depreciation on investments            33,944           37,471
                                                                     ---------------    -------------


Net increase in net assets resulting from operations                         66,025           65,587
                                                                     ---------------    -------------

Distribution to shareholders from:
Net investment income:
A Class                                                                     (23,444)         (22,660)
B Class                                                                        (600)               0
C Class                                                                         (16)               0


Net realized gain on investment transactions:
A Class                                                                           0                0
B Class                                                                           0                0
C Class                                                                           0                0
                                                                     ---------------    -------------
                                                                            (24,060)         (22,660)
                                                                     ---------------    -------------


Capital share transactions:
Proceeds from shares sold:
A Class                                                                   1,162,901        1,136,861
B Class                                                                     146,118                6
C Class                                                                       2,006                6
Net asset value of shares issued upon reinvestment
of dividends from net investment income and net
realized gain on security transactions:
A Class                                                                      22,067           21,613
B Class                                                                         346                0
C Class                                                                          12                0
                                                                     ---------------    -------------
                                                                          1,333,449        1,158,486
                                                                     ---------------    -------------
Cost of shares repurchased:
A Class                                                                     (85,960)             (10)
B Class                                                                          (6)               0
C Class                                                                      (2,118)               0
                                                                     ---------------    -------------
                                                                            (88,083)             (10)
                                                                     ---------------    -------------
Increase (decrease) in assets derived from capital
share transactions                                                        1,245,366        1,158,476
                                                                     ---------------    -------------

Net increase (decrease) in net assets                                     1,287,330        1,201,402

Net assets:
Beginning of year                                                                 0                0
                                                                     ---------------    -------------
End of year                                                              $1,287,330       $1,201,402
                                                                     ===============    =============

Commencement of trading.


See accompanying notes

Deleware Group State Tax-Free Income Trust
Statements of Operations

                                                                     Tax-Free           Tax-Free
                                                                    New Jersey            Ohio
                                                                    -------------    ----------------
                                                                      9/3/1997*        9/3/1997*
                                                                         to               to
                                                                       2/28/98          2/28/98
Investment Income:
Interest                                                                 $29,214             $27,221
                                                                    -------------    ----------------


Expenses:
Management fees                                                            3,235               2,856
Distribution expense                                                       1,911               1,470
Dividend disbursing and transfer agent fees and expenses                     355                 122
Accounting and administration                                                312                 284
Reports and statements to shareholders                                     1,102               1,262
Professional fees                                                          2,919               2,517
Registration fees                                                            163                 163
Trustees' fees                                                               827                 827
Custodian fees                                                               126                 413
Taxes (other than taxes on income)                                           145                  40
Other                                                                         67                  34
                                                                    -------------    ----------------
                                                                          11,162               9,988
Less expenses absorbed by Delaware Management Company                     (6,008)             (5,427)
                                                                    -------------    ----------------
Total Expenses                                                             5,154               4,561
                                                                    -------------    ----------------


Net investment income                                                     24,060              22,660
                                                                    -------------    ----------------

Net realized and unrealized gain on investments:
Net realized gain on investment transactions                               8,020               5,456
Net change in unrealized appreciation on investments                      33,944              37,471
                                                                    -------------    ----------------

Net realized and unrealized gain on investments                           41,965              42,927
                                                                    -------------    ----------------

Net increase in net assets resulting from operations                     $66,025             $65,587
                                                                    =============    ================


Commencement of Trading.


See accompanying notes

Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:




                                                                                   Tax-Free                 Tax-Free
                                                                                  New Jersey               New Jersey
                                                                                 Fund A Class             Fund B Class
                                                                              ---------------------   --------------------
                                                                                   9/3/1997(1)            9/3/1997(1)
                                                                                       to                     to
                                                                                    2/28/97                 2/28/97
                                                                              ---------------------   --------------------
Net asset value, beginning of period                                                $5.500                 $5.500


Income from investment operations:
Net investment income                                                                0.115                  0.070
Net realized and unrealized gain on investments                                      0.200                  0.199
                                                                                    ------                 ------
Total from investment operations                                                     0.315                  0.269
                                                                                    ------                 ------


Less dividends and distributions:
Dividends from net investment income                                                (0.115)                (0.069)
Distributions from net realized gain on security transactions
                                                                                    ------                 ------
Total dividends and distributions                                                   (0.115)                (0.069)
                                                                                    ------                 ------

Net asset value, end of period                                                      $5.700                 $5.700
                                                                                    ======                 ======

Total return (2)                                                                     5.77%                  4.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                             $1,141                   $146
Ratio of expenses to average net assets                                              0.88%                  1.56%
Ratio of expenses to average net assets
prior to expense limitation                                                          1.93%                  2.61%
Ratio of net investment income to average net assets                                 4.23%                  3.63%
Ratio of net investment income to average net assets
prior to expense limitation                                                          3.18%                  2.58%
Portfolio turnover                                                                     47%                    47%


-----------------------------------------------------

(1) Date of initial pubic offering; ratios have been annualized and total return has not been annualized.


(2) Does not include maximum sales charge of 3.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of Class A shares. Does not include the contingent deferred sales charge which varies upon the holding period for Class B shares.

On October 20, 1997, New Jersey Fund Class C sold shares which were subsequently repurchased on January 13, 1998, leaving a balance of 1 share, which is the initial seed purchase. This shareholder activity is not being disclosed because the date is not believed to be meaningful.


                                                                      Tax-Free Ohio
                                                                      Fund A Class
                                                                         A Class
                                                                   ---------------------
                                                                        9/3/1997(1)
                                                                            to
                                                                         2/28/97
                                                                   ---------------------


Net asset value, beginning of period                                      $5.500


Income from investment operations:
Net investment income                                                      0.120
Net realized and unrealized gain on investments                            0.230
                                                                      ----------
Total from investment operations                                           0.350
                                                                      ----------


Less dividends and distributions:
Dividends from net investment income                                      (0.120)
Distributions from net realized gain on security transactions
                                                                      ----------
Total dividends and distributions                                         (0.120)
                                                                      ----------

Net asset value, end of period                                            $5.730
                                                                      ==========

Total return (2)                                                           6.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                   $1,201
Ratio of expenses to average net assets                                    0.88%
Ratio of expenses to average net assets
prior to expense limitation                                                1.93%
Ratio of net investment income to average net assets                       4.38%
Ratio of net investment income to average net assets
prior to expense limitation                                                3.33%
Portfolio turnover                                                           66%


-----------------------------------------------------

(1) Date of initial pubic offering; ratios have been annualized and total return has not been annualized.


(2) Does not include maximum sales charge of 3.75% nor the limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of Class A shares.

DELAWARE GROUP STATE TAX-FREE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1998


Delaware Group State Tax-Free Income Trust (the "Trust") - Tax-Free New Jersey Fund and Tax-Free Ohio Fund is registered as a nondiversified open-end investment company under the Investment Company Act of 1940, as amended. The Trust is organized as a Pennsylvania business trust. Each Fund offers three classes of shares. The A Class of each Fund carries a front-end sales charge of 3.75%. The B Class of each Fund carries a back-end deferred sales charge and the C Class of each Fund carries a level load deferred sales charge.

Tax-Free New Jersey Fund's objective is to seek a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund's objective is to seek a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital.

1.    Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Trust:

Security Valuation- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Federal Income Taxes- Each Fund intends to or continues to intend to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.


Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other- Expenses common to all Funds, including the Trust, within the Delaware Investments family of funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Premiums and discounts are amortized on a pro-rata basis and are included in interest income. Each Fund declares dividends from net investment income daily and pays such dividends monthly. Capital gains, if any, are distributed annually.

Certain Trust expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

2.    Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, each Fund pays Delaware Management Company (DMC), the investment manager, an annual fee which is calculated daily at the rate of 0.55% of the first $500 million of average daily net assets, 0.525% on the next $500 million and 0.50% on the average daily net assets over $1 billion, less all amounts paid to the Trust, for the Tax-Free New Jersey Fund and the Tax-Free Ohio Fund. DMC has elected to waive its fees and reimburse the Tax-Free New Jersey and the Tax-Free Ohio Fund to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions, distribution expenses and extraordinary expenses, exceed 0.25% of average daily net assets for the Tax-Free New Jersey Fund and the Tax-Free Ohio Fund, through July 31, 1998. Total expenses absorbed by DMC for the year ended February 28,1998 were $6,008 for the Tax-Free New Jersey Fund and $5,427 for the Tax-Free Ohio Fund. On February 28, 1998, the Fund had a liability for investment management fees and other expenses payable to DMC of $3,235 for the Tax-Free New Jersey Fund and $2,856 for the Tax-Free Ohio Fund.


The Trust has engaged Delaware Service Company, Inc. (DSC), an affiliate of
DMC, to serve as dividend disbursing, transfer agent and accounting services agent for the Funds. For the year ended February 28, 1998, the Tax-Free New Jersey Fund and The Tax-Free Ohio Fund expensed $355 and $122 for dividend disbursing, transfer agent fees and other expenses and $230 and $209 for accounting services and had liabilities for such fees and other expenses payable to DSC for $126 and $101, respectively.


Pursuant to the Distribution Agreement, the Trust pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the Tax-Free New Jersey Fund and Tax-Free Ohio Fund A Classes and 1.00% of the average daily net assets of the B and C Class for each portfolio. On February 28, 1998, the Funds had a liability for distribution fees and other expenses payable to DDLP of $947 for Tax-Free New Jersey Fund and $883 for Tax-Free Ohio Fund.

For the period ended February 28, 1998, DDLP earned $178 and $45 for commissions on sales of the Tax-Free New Jersey Fund A Class and the Tax-Free Ohio Fund A Class, respectively.

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Trust. These officers, trustees and employees are paid no compensation by the Trust.

3.    Investments

During the year ended February 28,1998, each Fund had purchases and sales of investment securities other than temporary cash investments as follows:

                                            Tax-Free               Tax-Free
                                            New Jersey Fund        Ohio Fund
                                            ---------------        ---------

Purchases:                                  $1,505,039            $1,484,323
Sales:                                        $273,241              $350,503

At February 28, 1998, the aggregate cost of securities for federal income tax purposes was as follows:

                                            Tax-Free               Tax-Free
                                            New Jersey Fund        Ohio Fund
                                            ---------------        ---------


Cost of investments                         $1,240,114            $1,139,282
Unrealized appreciation                         $4,543               $37,648
Unrealized depreciation                           $599                  $178
Net unrealized appreciation                    $33,944               $37,470


4. Capital Stock
Transactions in Capital Stock were as follows:

                                               Tax-Free New Jersey
                                               -------------------
                                                      9/3/97*
                                                        to
                                                     2/28/98
                                                     -------
Shares sold:
A Class                                               211,252
B Class                                                25,585
C Class                                                   365

Shares issued upon reinvestment
of dividends from net investment income:
A Class                                                 3,894
B Class                                                    61
C Class                                                     2
                                                    ---------
                                                      241,159
                                                    ---------
Shares repurchased:
A Class                                               (15,002)
B Class                                                    (1)
C Class                                                  (366)
                                                    ---------
                                                      (15,369)
Net Increase                                          255,790
                                                    =========
*    Commencement of trading.

                                                    Tax-Free Ohio
                                                    -------------
                                                       9/3/97*
                                                         to
                                                       2/28/98
                                                       -------

Shares sold:
A Class                                               205,829
B Class                                                     1
C Class                                                     1

Shares issued upon reinvestment
of dividends from net investment income:
A Class                                                 3,809
B Class                                                     0
C Class                                                     0
                                                    ---------
                                                      209,640
                                                    ---------
Shares repurchased:
A Class                                                    (2)
B Class                                                     0
C Class                                                     0
                                                    ---------
                                                           (2)

Net Increase                                          209,638
                                                    =========


5. Market and Credit Risk
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.